Income Taxes (Schedule of Tax Losses Expiry Dates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 90,192	$ 72,156
CANADA
Income Taxes [line items]
Unused tax losses for which no deferred tax asset recognised	$ 90,300	$ 84,200
CANADA | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2026	2026
CANADA | Top of range [member]
Income Taxes [line items]
Year of Expiry	2040	2039
ARGENTINA
Income Taxes [line items]
Year of Expiry	2021
Unused tax losses for which no deferred tax asset recognised	$ 68,900	$ 42,500
ARGENTINA | Bottom of range [member]
Income Taxes [line items]
Year of Expiry		2020
ARGENTINA | Top of range [member]
Income Taxes [line items]
Year of Expiry	2025	2024
MEXICO
Income Taxes [line items]
Year of Expiry		2029
Unused tax losses for which no deferred tax asset recognised	$ 367	$ 369
MEXICO | Bottom of range [member]
Income Taxes [line items]
Year of Expiry	2021	2021
MEXICO | Top of range [member]
Income Taxes [line items]
Year of Expiry	2030
PERU
Income Taxes [line items]
Year of Expiry		2021
Unused tax losses for which no deferred tax asset recognised		$ 70